Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 80,238		¥ 109,684	¥ 448,712
Dividend paid in cash	80,238	$ 11,295	109,684
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 80,238	$ 11,295	¥ 109,684